Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 142	SFr 141	SFr 423	SFr 367
Interest expense on lease liabilities	17	17	53	47
Expense for short-term leases and leases of low value	212	231	559	587
Total	371	389	1,035	1,001
Total cash outflow for leases	SFr 371	SFr 389	SFr 1,037	SFr 1,001